Loans held for sale (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule for Loans Held For Sale	The following table summarizes loans held for sale, at fair value, as of the periods presented:

	December 31,	December 31,
	2020	2019
Commercial and industrial	$215,403	$—
Residential real estate:
1-4 family mortgage	683,770	262,518
Total loans held for sale, at fair value	$899,173	$262,518